Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
CoreValues Alpha Greater China Growth ETF
Shareholder Report [Line Items]
Fund Name	CoreValues Alpha Greater China Growth ETF
Class Name	CoreValues Alpha Greater China Growth ETF
Trading Symbol	CGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the CoreValues Alpha Greater China Growth ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cvafunds.com/cgro/. You can also request this information by contacting us at (855) 316-3778 or by writing to the CoreValues Alpha Greater China Growth ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(855) 316-3778
Additional Information Website	www.cvafunds.com/cgro
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CoreValues Alpha Greater China Growth ETF	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How Did the Fund Perform last year and what affected its performance?

During the reporting period, the Fund delivered exceptional results, outperforming its broad market benchmark, the S&P 500© Index.

This performance underscores not only the tailwinds from a broad recovery in Chinese equities, but more importantly, our team’s ability to capture alpha through disciplined security selection, dynamic risk management, and high conviction in structural growth themes. The Fund’s consistent outperformance against both passive and active benchmarks reflect the strength of our management approach and our deep expertise in navigating complex and rapidly evolving China markets.

What Factors Influenced Performance?

We selected high growth sectors and identified breakout companies, complemented by sound judgment among established blue chip holdings.

A defining example of our team’s forward-looking approach was the decisive allocation to Pop Mart in the fourth quarter of 2024. As a young investment team, we saw what others may have overlooked. At the time, many market participants dismissed Pop Mart as a company driven by the “weird” and “crazy” collectible habits of China’s Generation Z consumers. We recognized instead the company’s strong brand foundation, its appeal to the new generation, and its international expansion potential.

Our conviction proved right. In 2025, Pop Mart captured worldwide attention, becoming an international success story and delivering 400%+ return over the twelve months ended September 30, 2025. It ultimately emerged as one of the Fund’s top contributors to performance and a testament to our team’s ability to identify transformative trends early.

We also made a strategic call within the Chinese internet sector, maintaining focused exposure to Alibaba Group and Tencent Holdings, while underweighting JD.com. This decision reflected our deep understanding of the evolving competitive landscape and consumer ecosystem in China. Both Alibaba and Tencent significantly outperformed, while JD.com lagged, validating the strength of our research driven approach and active management discipline.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Since Inception (10/16/2023)
CoreValues Alpha Greater China Growth ETF - at NAV	31.49%	27.83%
S&P 500® Total Return Index	17.60%	25.94%

Performance Inception Date	Oct. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.cvafunds.com/cgro/ for more recent performance information.
Net Assets	$ 11,816,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 68,815
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$11,816
Number of Holdings	30
Total Advisory Fee	$68,815
Portfolio Turnover Rate	93%

Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents foreign currency, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Alibaba Group Holding Ltd. - ADR	10.2
Tencent Holdings Ltd.	9.1
Xiaomi Corp. - Class B	7.5
Trip.com Group Ltd. - ADR	5.5
UBTech Robotics Corp. Ltd. - Class H	5.4
Luckin Coffee, Inc. - ADR	4.9
Horizon Robotics	4.7
Meituan - Class B	4.4
BYD Co. Ltd. - Class H	4.4
PDD Holdings, Inc. - ADR	3.8